Condensed Financial Information of the Parent Company (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 114,415	$ 62,434	$ 63,834	$ 89,793
Prepaid expenses and other receivables	2,101	1,372
Total current assets	203,888	130,747
Total assets	299,219	211,355
Current liabilities
Accrued expenses and other payables	32,620	8,597
Total current liabilities	92,543	66,264
Total liabilities	122,079	81,689
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 eachIssued and outstanding: nil	0	0
Common stockAuthorized: 100,000,000 shares at par value of $0.001 eachIssued and outstanding: 57,281,861 (2016 - 57,011,761)	57	57
Additional paid-in capital	115,339	112,668
Accumulated other comprehensive income	7,075	168
Retained earnings	9,132	(11,914)
Total shareholders' equity	151,152	115,767
Total liabilities and equity	299,219	211,355
Parent Company
Current assets
Cash and cash equivalents	2,140	813
Prepaid expenses and other receivables	478	405
Amount due from subsidiaries	71,097	69,635
Dividend receivables	21,280	21,280
Total current assets	94,995	92,133
Investment in subsidiaries	72,046	35,210
Total assets	167,041	127,343
Current liabilities
Accrued expenses and other payables	1,943	1,056
Amount due to subsidiaries	13,946	10,520
Total current liabilities	15,889	11,576
Total liabilities	15,889	11,576
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 eachIssued and outstanding: nil		0
Common stockAuthorized: 100,000,000 shares at par value of $0.001 eachIssued and outstanding: 57,281,861 (2016 - 57,011,761)	57	57
Additional paid-in capital	115,339	112,668
Accumulated other comprehensive income	7,075	168
Retained earnings	28,681	2,874
Total shareholders' equity	151,152	115,767
Total liabilities and equity	$ 167,041	$ 127,343